UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------

Check here if Amendment [  ]: Amendment Number:
                                                --------------

   This Amendment (Check only one):   |_|  is a restatement
                                      |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          One Fawcett Place
                  Greenwich, CT 06830


Form 13F File Number:        028-12755
                             ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Matthew Zweig
Title:            General Counsel and Chief Compliance Officer
Phone:            (203) 608-3100

Signature, Place and Date of Signing:


     /s/ Matthew Zweig               Greenwich, CT           November 14, 2012
---------------------------          -------------           -----------------
        [Signature]                  [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  ---------------------
Form 13F Information Table Entry Total:                      48
                                                  ---------------------
Form 13F Information Table Value Total:                   $2,367,013
                                                  ---------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                                                 JAT CAPITAL MANAGEMENT, L.P.
                                                  FORM 13F INFORMATION TABLE
                                                Quarter Ended September 30, 2012


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                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
APPLE INC                    COM              037833100  126,148    189,098 SH       SOLE                   189,098
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109   10,987    693,157 SH       SOLE                   693,157
CARBO CERAMICS INC           COM              140781105   19,389    308,161 SH       SOLE                   308,161
CARBO CERAMICS INC           COM              140781105   35,990    572,000 SH  PUT  SOLE                   572,000
CBS CORP NEW                 CL B             124857202   80,159  2,206,405 SH       SOLE                 2,206,405
CIENA CORP                   COM NEW          171779309   50,336  3,703,901 SH       SOLE                 3,703,901
CITRIX SYS INC               COM              177376100   64,079    837,313 SH       SOLE                   837,313
COINSTAR INC                 COM              19259P300   29,430    654,280 SH       SOLE                   654,280
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100   20,931  1,240,000 SH       SOLE                 1,240,000
DISNEY WALT CO               COM DISNEY       254687106    3,703     70,839 SH       SOLE                    70,839
EBAY INC                     COM              278642103   43,103    891,120 SH       SOLE                   891,120
EQUINIX INC                  COM NEW          29444U502  135,766    658,898 SH       SOLE                   658,898
EXPEDIA INC DEL              COM NEW          30212P303  175,321  3,031,135 SH       SOLE                 3,031,135
FACEBOOK INC                 CL A             30303M102  133,649  6,170,306 SH       SOLE                 6,170,306
FIRST SOLAR INC              COM              336433107   35,768  1,615,162 SH       SOLE                 1,615,162
FORTINET INC                 COM              34959E109    8,811    365,308 SH       SOLE                   365,308
GOOGLE INC                   CL A             38259P508  123,909    164,227 SH       SOLE                   164,227
GROUPON INC                  COM CL A         399473107   48,263 10,128,604 SH       SOLE                10,128,604
HALLIBURTON CO               COM              406216101   34,016  1,009,690 SH       SOLE                 1,009,690
INFORMATICA CORP             COM              45666Q102   74,195  2,128,983 SH       SOLE                 2,128,983
IPG PHOTONICS CORP           COM              44980X109    2,865     50,000 SH       SOLE                    50,000
JINKOSOLAR HLDG CO LTD       SPONSORED ADR    47759T100      479    126,352 SH       SOLE                   126,352
LAS VEGAS SANDS CORP         COM              517834107   14,718    317,398 SH       SOLE                   317,398
LEGGETT & PLATT INC          COM              524660107    2,744    109,549 SH       SOLE                   109,549
LIBERTY MEDIA CORPORATION    LIB CAP COM A    530322106  188,318  1,809,357 SH       SOLE                 1,809,357
MCGRAW HILL COS INC          COM              580645109  107,099  1,961,872 SH       SOLE                 1,961,872
MELLANOX TECHNOLOGIES LTD    SHS              M51363113    8,170     80,466 SH       SOLE                    80,466
METROPCS COMMUNICATIONS INC  COM              591708102   65,824  5,621,202 SH       SOLE                 5,621,202
NETSUITE INC                 COM              64118Q107   33,695    528,137 SH       SOLE                   528,137
NEW ORIENTAL ED & TECH GRP I SPON ADR         647581107   18,037  1,082,030 SH       SOLE                 1,082,030
OI S.A.                      SPN ADR REP PFD  670851203    9,246  2,300,000 SH       SOLE                 2,300,000
PANDORA MEDIA INC            COM              698354107   21,900  2,000,000 SH       SOLE                 2,000,000
POLYCOM INC                  COM              73172K104   17,907  1,817,936 SH       SOLE                 1,817,936
POLYPORE INTL INC            COM              73179V103   24,952    705,868 SH       SOLE                   705,868
PRICELINE COM INC            COM NEW          741503403   88,710    143,295 SH       SOLE                   143,295
QIHOO 360 TECHNOLOGY CO LTD  ADS              74734M109   19,941    904,366 SH       SOLE                   904,366
QLIK TECHNOLOGIES INC        COM              74733T105   14,262    636,988 SH       SOLE                   636,988
QUALCOMM INC                 COM              747525103   52,337    837,792 SH       SOLE                   837,792
SEAGATE TECHNOLOGY PLC       SHS              G7945M107   52,402  1,692,558 SH       SOLE                 1,692,558
SINA CORP                    ORD              G81477104   51,772    800,435 SH       SOLE                   800,435
SOURCEFIRE INC               COM              83616T108    6,776    138,200 SH       SOLE                   138,200
SPLUNK INC                   COM              848637104    8,565    233,262 SH       SOLE                   233,262
SPRINT NEXTEL CORP           COM SER 1        852061100  136,964 24,812,363 SH       SOLE                24,812,363
TIM PARTICIPACOES S A        SPONSORED ADR    88706P205   72,881  3,791,953 SH       SOLE                 3,791,953
TRAVELZOO INC                COM              89421Q106    2,470    104,800 SH       SOLE                   104,800
TRIPADVISOR INC              COM              896945201    6,586    200,000 SH       SOLE                   200,000
VERISIGN INC                 COM              92343E102   45,141    927,112 SH       SOLE                   927,112
ZILLOW INC                   CL A             98954A107   38,299    907,982 SH       SOLE                   907,982
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